UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management LP
Address: 598 Madison Ave
         6th fl
         New York, NY  10022

13F File Number:  28-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212-308-4523

Signature, Place, and Date of Signing:

     Rich Potapchuk     New York, NY     May 14, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $581,514 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      NOTE 5.250% 3/1  013817AT8    23081 10000000 PRN      SOLE                 10000000        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102    17462   350000 SH       SOLE                   350000        0        0
AMAG PHARMACEUTICALS INC       COM              00163U106     2949    84487 SH       SOLE                    84487        0        0
AMERICAN CAP LTD               COM              02503Y103     3200   630000 SH       SOLE                   630000        0        0
ANIXTER INTL INC               NOTE 7/0         035290AG0    26389 37180000 PRN      SOLE                 37180000        0        0
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0    27876 17500000 PRN      SOLE                 17500000        0        0
BED BATH & BEYOND INC          COM              075896100     7347   167895 SH       SOLE                   167895        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    18018   771000 SH       SOLE                   771000        0        0
CAPITALSOURCE INC              SDCV 4.000% 7/1  14055XAE2    14447 15000000 PRN      SOLE                 15000000        0        0
CF INDS HLDGS INC              COM              125269100     1851     2020 SH  PUT  SOLE                     2020        0        0
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3    12772 12500000 PRN      SOLE                 12500000        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107    16091   713900 SH       SOLE                   713900        0        0
DRYSHIPS INC                   SHS              Y2109Q101     3902   668200 SH       SOLE                   668200        0        0
DYAX CORP                      COM              26746E103     3394   995342 SH       SOLE                   995342        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    25005 20000000 PRN      SOLE                 20000000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    90029  5595322 SH       SOLE                  5595322        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103     2866   373697 SH       SOLE                   373697        0        0
HELEN OF TROY CORP LTD         COM              G4388N106    13629   523000 SH       SOLE                   523000        0        0
HOME DEPOT INC                 COM              437076102    12940   400000 SH       SOLE                   400000        0        0
JPMORGAN CHASE & CO            COM              46625H100    35652   796700 SH       SOLE                   796700        0        0
KROGER CO                      COM              501044101    11913   550000 SH       SOLE                   550000        0        0
MBIA INC                       COM              55262C100     5129   709185 SH       SOLE                   709185        0        0
MERIT MED SYS INC              COM              589889104     4438   291000 SH       SOLE                   291000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     9550 10000000 PRN      SOLE                 10000000        0        0
MILLIPORE CORP                 COM              601073109    26400   250000 SH       SOLE                   250000        0        0
MOSAIC CO                      COM              61945A107    22789   375000 SH       SOLE                   375000        0        0
MYRIAD GENETICS INC            COM              62855J104    16775   697500 SH       SOLE                   697500        0        0
NEKTAR THERAPEUTICS            COM              640268108    15329  1007851 SH       SOLE                  1007851        0        0
OSI PHARMACEUTICALS INC        COM              671040103    35730   600000 SH       SOLE                   600000        0        0
PAIN THERAPEUTICS INC          COM              69562K100     5666   903608 SH       SOLE                   903608        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     1520    20000 SH  CALL SOLE                    20000        0        0
RAMBUS INC DEL                 COM              750917106    10925   500000 SH       SOLE                   500000        0        0
RIGEL PHARMACEUTICALS INC      COM NEW          766559603    10560  1325000 SH       SOLE                  1325000        0        0
SAFEWAY INC                    COM NEW          786514208    12430   500000 SH       SOLE                   500000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     3194   200000 SH       SOLE                   200000        0        0
SKILLSOFT PLC                  SPONSORED ADR    830928107     4128   400000 SH       SOLE                   400000        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     2832    40000 SH  PUT  SOLE                    40000        0        0
VIVUS INC                      COM              928551100     5063   580000 SH       SOLE                   580000        0        0
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8    18243 22600000 PRN      SOLE                 22600000        0        0